Inventories (Tables)	12 Months Ended
Mar. 31, 2014
Inventories

Inventories at March 31, 2013 and 2014 are summarized as follows:

	Yen (millions)
	2013	2014
Finished goods	¥726,034	¥759,099
Work in process	53,035	69,731
Raw materials	436,352	474,065

Total	¥1,215,421	¥1,302,895